UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03489

THE WRIGHT MANAGED EQUITY TRUST
440 Wheelers Farms Road
Milford, Connecticut 06461

Christopher A. Madden
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.  Schedule of Investments.

Wright Selected Blue Chip Equities Fund (WSBC)
Portfolio of Investments – As of September 30, 2012 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.6%

BANKS - 3.7%
Commerce Bancshares, Inc.	10,355	$417,617
Fulton Financial Corp.	91,605	903,225
		$1,320,842

CAPITAL GOODS - 10.2%
AGCO Corp.*	22,385	$1,062,840
BE Aerospace, Inc.*	14,395	606,029
Hubbell, Inc. - Class B	4,045	326,593
KBR, Inc.	28,795	858,667
Regal-Beloit Corp.	2,170	152,942
Timken Co.	5,425	201,593
URS Corp.	11,535	407,301
		$3,615,965

COMMERCIAL AND PROFESSIONAL SERVICES - 1.3%
Deluxe Corp.	5,325	$162,732
Towers Watson & Co. - Class A	5,620	298,141
		$460,873

CONSUMER SERVICES - 3.7%
Brinker International, Inc.	28,695	$1,012,933
Cheesecake Factory, Inc. (The)	7,985	285,464
		$1,298,397

DIVERSIFIED FINANCIALS - 4.9%
Affiliated Managers Group, Inc.*	2,465	$303,195
Raymond James Financial, Inc.	11,440	419,276
Waddell & Reed Financial, Inc. - Class A	31,260	1,024,390
		$1,746,861

ENERGY - 5.2%
Helix Energy Solutions Group, Inc.*	24,650	$450,355
HollyFrontier Corp.	27,474	1,133,852
Rosetta Resources, Inc.*	5,425	259,858
		$1,844,065

FOOD, BEVERAGE & TOBACCO - 3.6%
Hillshire Brands Co.	6,805	$182,238
Ingredion, Inc.	11,635	641,787
Universal Corp.	9,170	466,936
		$1,290,961

HEALTH CARE EQUIPMENT & SERVICES - 8.7%
AMERIGROUP Corp.*	4,340	$396,806
Community Health Systems, Inc.*	4,435	129,236
Cooper Cos., Inc. (The)	5,030	475,134
Health Management Associates, Inc. - Class A*	60,445	507,133
LifePoint Hospitals, Inc.*	5,720	244,702
MEDNAX, Inc.*	1,775	132,149
Omnicare, Inc.	4,830	164,075
Universal Health Services, Inc. - Class B	22,875	1,046,074
		$3,095,309

INDUSTRIAL - 1.2%
Carlisle Cos., Inc.	2,565	$133,175
Gardner Denver, Inc.	4,635	280,000
		$413,175

INSURANCE - 6.8%
American Financial Group, Inc.	11,575	$438,692
Everest Re Group, Ltd.	2,660	284,514
HCC Insurance Holdings, Inc.	25,245	855,553
Reinsurance Group of America, Inc.	8,185	473,666
WR Berkley Corp.	9,172	343,858
		$2,396,283

MATERIALS - 7.5%
Albemarle Corp.	9,665	$509,152
Ashland, Inc.	5,325	381,270
Domtar Corp.	1,380	108,040
NewMarket Corp.	1,185	292,079
Rock-Tenn Co. - Class A	11,535	832,597
Valspar Corp.	9,370	525,657
		$2,648,795

PHARMACEUTICALS & BIOTECHNOLOGY - 4.2%
Endo Health Solutions, Inc.*	24,555	$778,885
Medicis Pharmaceutical Corp. - Class A	14,000	605,780
United Therapeutics Corp.*	1,580	88,290
		$1,472,955

REAL ESTATE - 2.5%
Hospitality Properties Trust (REIT)	6,310	$150,052
Jones Lang LaSalle, Inc.	6,510	497,038
Rayonier, Inc. (REIT)	5,167	253,235
		$900,325

RETAILING - 14.2%
Aaron's, Inc.	4,930	$137,103
Advance Auto Parts, Inc.	14,200	971,848
American Eagle Outfitters, Inc.	6,115	128,904
Ascena Retail Group, Inc.*	16,960	363,792
Dick's Sporting Goods, Inc.	2,960	153,476
Foot Locker, Inc.	5,720	203,060
PetSmart, Inc.	8,285	571,499
PVH Corp.	7,295	683,688
Rent-A-Center, Inc.	7,890	276,781
Ross Stores, Inc.	24,060	1,554,276
		$5,044,427

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
Fairchild Semiconductor International, Inc.*	16,465	$216,021
Lam Research Corp.*	17,355	551,628
Skyworks Solutions, Inc.*	3,550	83,656
		$851,305

SOFTWARE & SERVICES - 8.0%
Alliance Data Systems Corp.*	7,790	$1,105,791
Cadence Design Systems, Inc.*	7,790	100,218
DST Systems, Inc.	9,760	552,026
Jack Henry & Associates, Inc.	5,915	224,179
MICROS Systems, Inc.*	1,970	96,766
Synopsys, Inc.*	3,550	117,221
ValueClick, Inc.*	37,470	644,109
		$2,840,310

TECHNOLOGY HARDWARE & EQUIPMENT - 3.3%
Arrow Electronics, Inc.*	5,425	$182,877
Avnet, Inc.*	19,325	562,164
QLogic Corp.*	11,930	136,241
Tech Data Corp.*	3,650	165,345
Vishay Intertechnology, Inc.*	11,535	113,389
		$1,160,016

TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems, Inc.	6,191	$158,552

TRANSPORTATION - 2.5%
Alaska Air Group, Inc.*	5,915	$207,380
Kansas City Southern	7,890	597,904
Werner Enterprises, Inc.	3,450	73,727
		$879,011

UTILITIES - 5.2%
Cleco Corp.	9,270	$389,155
NV Energy, Inc.	15,185	273,482
ONEOK, Inc.	16,075	776,583
UGI Corp.	13,015	413,226
		$1,852,446

TOTAL EQUITY INTERESTS - 99.6% (identified cost, $29,043,079)	$35,290,873

SHORT-TERM INVESTMENTS - 0.2%
Fidelity Government Money Market Fund, 0.01% (1)	61,207	$61,207

TOTAL SHORT-TERM INVESTMENTS - 0.2% (identified cost, $61,207)	$61,207

TOTAL INVESTMENTS — 99.8% (identified cost, $29,104,286)	$35,352,080

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.2%	63,883

NET ASSETS — 100.0%	$35,415,963

REIT — Real Estate Investment Trust
*	Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2012.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$6,701,026
Gross Unrealized Depreciation	(453,232)
Net Unrealized Appreciation	$6,247,794

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$35,290,873	$-	$-	$35,290,873
Short-term Investments	-	61,207	-	61,207
Total Investments	$35,290,873	$61,207	$-	$35,352,080

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright Major Blue Chip Equities Fund (WMBC)
Portfolio of Investments – As of September 30, 2012 (Unaudited)

Shares	Value

EQUITY INTERESTS - 99.1%

CAPITAL GOODS - 9.0%
3M Co.	1,070	$98,890
Fluor Corp.	5,820	327,550
General Dynamics Corp.	8,510	562,681
Precision Castparts Corp.	3,145	513,704
WW Grainger, Inc.	425	88,557
		$1,591,382

CONSUMER DURABLES & APPAREL - 1.0%
Mattel, Inc.	2,645	$93,818
NIKE, Inc. - Class B	855	81,148
		$174,966

CONSUMER SERVICES - 0.8%
Chipotle Mexican Grill, Inc.*	210	$66,683
Starbucks Corp.	1,570	79,678
		$146,361

DIVERSIFIED FINANCIALS - 7.4%
IntercontinentalExchange, Inc.*	3,810	$508,292
JPMorgan Chase & Co.	18,560	751,309
T. Rowe Price Group, Inc.	775	49,057
		$1,308,658

ENERGY - 9.4%
Chevron Corp.	7,365	$858,465
Helmerich & Payne, Inc.	5,535	263,521
Murphy Oil Corp.	9,865	529,652
		$1,651,638

FOOD & STAPLES RETAILING - 3.2%
Walgreen Co.	15,585	$567,918

FOOD, BEVERAGE & TOBACCO - 9.6%
Brown-Forman Corp. - Class B	8,137	$530,939
Coca-Cola Co. (The)	19,230	729,394
Monster Beverage Corp.*	8,020	434,363
		$1,694,696

HEALTH CARE EQUIPMENT & SERVICES - 5.3%
Humana, Inc.	6,505	$456,326
Intuitive Surgical, Inc.*	85	42,128
Stryker Corp.	7,865	437,766
		$936,220

INSURANCE - 3.2%
Aflac, Inc.	11,630	$556,844

MATERIALS - 2.1%
CF Industries Holdings, Inc.	1,685	$374,474

PHARMACEUTICALS & BIOTECHNOLOGY - 11.4%
Amgen, Inc.	7,320	$617,222
Biogen Idec, Inc.*	510	76,107
Bristol-Myers Squibb Co.	11,890	401,288
Forest Laboratories, Inc.*	4,360	155,260
Johnson & Johnson	11,210	772,481
		$2,022,358

RETAILING - 10.2%
Amazon.com, Inc.*	355	$90,284
Bed Bath & Beyond, Inc.*	7,055	444,465
Dollar Tree, Inc.*	10,430	503,508
Ross Stores, Inc.	3,215	207,689
TJX Cos., Inc.	12,405	555,620
		$1,801,566

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.2%
Analog Devices, Inc.	3,855	$151,077
Intel Corp.	26,320	596,938
		$748,015

SOFTWARE & SERVICES - 12.4%
Google, Inc. - Class A*	1,025	$773,363
Mastercard, Inc. - Class A	205	92,553
Microsoft Corp.	26,740	796,317
Oracle Corp.	14,080	443,379
Visa, Inc., Class A	685	91,982
		$2,197,594

TECHNOLOGY HARDWARE & EQUIPMENT - 8.0%
Apple, Inc.	1,045	$697,287
Cisco Systems, Inc.	33,270	635,124
Texas Instruments, Inc.	2,935	80,859
		$1,413,270

TRANSPORTATION - 1.9%
Kirby Corp.*	5,935	$328,087

TOTAL EQUITY INTERESTS - 99.1% (identified cost, $17,425,287)	$17,514,047

SHORT-TERM INVESTMENTS - 0.8%
Fidelity Government Money Market Fund, 0.01% (1)	140,937	$140,937

TOTAL SHORT-TERM INVESTMENTS - 0.8% (identified cost, $140,937)	$140,937

TOTAL INVESTMENTS — 99.9% (identified cost, $17,566,224)	$17,654,984

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.1%	16,014

NET ASSETS — 100.0%	$17,670,998

* — Non-income producing security.
(1)	Variable rate security. Rate presented is as of September 30, 2012.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,015,788
Gross Unrealized Depreciation	(927,028)
Net Unrealized Appreciation	$88,760

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.
Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$17,514,047	$-	$-	$17,514,047
Short-Term Investments	-	140,937	-	140,937
Total Investments	$17,514,047	$140,937	$-	$17,654,984

The Level 1 inputs displayed in this table under Equity Interests are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Wright International Blue Chip Equities Fund (WIBC)
Portfolio of Investments – As of September 30, 2012 (Unaudited)
Shares	Value

EQUITY INTERESTS - 99.4%

AUSTRALIA - 5.8%
Australia & New Zealand Banking Group, Ltd.	6,663	$171,489
BHP Billiton, Ltd.	10,654	366,053
Commonwealth Bank of Australia	4,489	260,341
Incitec Pivot, Ltd.	99,586	308,607
Rio Tinto, Ltd.	3,119	173,070
Westpac Banking Corp.	21,998	568,462
		$1,848,022

AUSTRIA - 0.5%
OMV AG	4,198	$147,089

CANADA - 7.0%
Agrium, Inc.	5,127	$531,484
Bank of Nova Scotia	3,894	213,389
BCE, Inc.	2,969	130,504
CGI Group, Inc. - Class A*	12,771	342,654
Magna International, Inc.	3,185	137,603
Toronto-Dominion Bank (The)	10,334	861,106
		$2,216,740

CHINA - 0.6%
CNOOC, Ltd., ADR	893	$181,038

DENMARK - 0.5%
AP Moeller - Maersk A/S - Class B	24	$171,967

FRANCE - 10.6%
AtoS	2,673	$186,521
AXA SA	11,708	174,572
BNP Paribas SA	10,583	503,484
Cap Gemini SA	2,334	98,864
Cie Generale des Etablissements Michelin - Class B	3,139	246,176
France Telecom SA	12,768	154,207
PPR	1,250	192,010
Sanofi	10,069	859,482
Technip SA	1,169	130,104
Total SA	14,594	724,722
Vinci SA	2,076	88,523
		$3,358,665

GERMANY - 10.7%
Allianz SE	1,284	$152,946
BASF SE	12,351	1,044,579
Bayer AG	2,175	187,000
Bayerische Motoren Werke AG	2,563	188,741
Daimler AG	2,705	131,074
Deutsche Boerse AG	2,568	142,275
Henkel AG & Co. KGaA (Preferred Stock), 0.80%	3,134	250,380
Muenchener Rueckversicherungs AG - Class R	1,055	164,907
RWE AG	9,566	428,456
SAP AG	2,195	155,623
Siemens AG	2,337	234,270
Volkswagen AG	1,908	319,717
		$3,399,968

HONG KONG - 3.3%
Cheung Kong Holdings, Ltd.	39,000	$571,928
Power Assets Holdings, Ltd.	20,000	169,864
Techtronic Industries Co.	72,000	131,310
Yue Yuen Industrial Holdings, Ltd.	49,500	166,634
		$1,039,736

ITALY - 2.5%
Enel SpA	74,575	$264,029
ENI SpA (Azioni Ordinarie)	23,941	524,217
		$788,246

JAPAN - 16.5%
Bridgestone Corp.	10,200	$237,301
Daito Trust Construction Co., Ltd.	4,200	423,779
Dena Co., Ltd.	5,500	183,239
Honda Motor Co., Ltd.	5,100	157,130
ITOCHU Corp.	53,900	548,006
JGC Corp.	4,000	133,933
KDDI Corp.	10,900	849,023
Medipal Holdings Corp.	11,300	155,992
Mitsubishi Corp.	16,400	299,121
Mitsubishi UFJ Financial Group, Inc.	75,400	354,709
Nissan Motor Co., Ltd.	16,300	139,325
Omron Corp.	4,200	80,977
Shimamura Co., Ltd.	1,200	140,206
Sumitomo Corp.	56,700	767,418
Toyota Tsusho Corp.	6,000	128,715
Tsuruha Holdings, Inc.	1,600	120,103
Yamada Denki Co., Ltd.	12,120	533,560
		$5,252,537

NETHERLANDS - 2.2%
ASML Holding NV	3,638	$194,653
ING Groep NV*	26,869	212,552
Koninklijke Boskalis Westminster NV	6,020	217,859
Koninklijke Philips Electronics NV	3,778	88,241
		$713,305

NORWAY - 3.1%
Statoil ASA	4,832	$124,835
Telenor ASA	20,649	402,895
Yara International ASA	9,027	452,548
		$980,278

SINGAPORE - 1.4%
Jardine Cycle & Carriage, Ltd.	11,000	$431,320

SPAIN - 1.6%
Banco Santander SA	55,716	$415,378
Iberdrola SA	20,508	93,081
		$508,459

SWEDEN - 1.4%
Getinge AB - Class B	5,813	$175,722
Skanska AB - Class B	6,393	103,647
Tele2 AB - Class B	9,969	181,238
		$460,607

SWITZERLAND - 7.8%
Credit Suisse Group AG	14,998	$318,057
Nestle SA	17,564	1,108,263
Novartis AG	5,166	316,347
Swatch Group AG (The)	525	209,598
Swiss Re AG	2,426	156,046
Zurich Insurance Group AG (Inhaberktie)	1,451	361,592
		$2,469,903

UNITED KINGDOM - 23.4%
Anglo American PLC	4,194	$123,056
AstraZeneca PLC	21,409	1,021,580
Aviva PLC	73,513	378,325
BAE Systems PLC	38,555	202,403
Balfour Beatty PLC	28,189	138,243
Barclays PLC (Ordinary)	71,322	247,444
BHP Billiton PLC	21,484	667,828
BP PLC	73,726	519,665
Centrica PLC	66,937	354,318
Ensco PLC - Class A	4,835	263,797
GlaxoSmithKline PLC	7,220	166,430
HSBC Holdings PLC	16,871	156,186
Imperial Tobacco Group PLC	12,037	445,504
Legal & General Group PLC	388,958	828,449
Rio Tinto PLC	4,535	211,272
Rolls-Royce Holdings PLC	42,093	573,002
Royal Dutch Shell PLC - Class B	8,934	317,097
Subsea 7 SA	3,349	77,337
Vodafone Group PLC	211,179	599,328
WPP PLC	10,786	146,566
		$7,437,830

UNITED STATES - 0.5%
Catamaran Corp.*	1,698	$166,271

TOTAL EQUITY INTERESTS - 99.4% (identified cost, $27,445,984)	$31,571,981

TOTAL INVESTMENTS — 99.4% (identified cost, $27,445,984)	$31,571,981

OTHER ASSETS, IN EXCESS OF LIABILITIES — 0.6%	198,809

NET ASSETS — 100.0%	$31,770,790

ADR — American Depositary Receipt
PLC — Public Limited Company
*	Non-income producing security.

* Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$5,449,197
Gross Unrealized Depreciation	(1,323,200)
Net Unrealized Appreciation	$4,125,997

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Asset Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Interests	$31,571,981	$-	$-	$31,571,981
Total Investments	$31,571,981	$-	$-	$31,571,981

The Level 1 inputs displayed in this table under Equity Interests are Common Stock and Preferred Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.

(a)   It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reporting within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

 (b)  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities Fund, Wright Major Blue Chip Equities Fund, and Wright International Blue Chip Equities Fund

By:	/s/Peter M. Donovan
Peter M. Donovan
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Peter M. Donovan
Peter M. Donovan
President

Date:	October 25, 2012

By:	/s/Michael J. McKeen
Michael J. McKeen
Treasurer

Date:	October 25, 2012